Finance costs and finance income - Unobservable valuation inputs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finance costs and finance income
Annual average of future sales of mineral	$ 222,238	$ 190,815
Useful life of mining properties	0 years	14 years
Pre-tax Discount rate (%)	9.30%	10.00%